Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck Funds
Entity Central Index Key	0000768847
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000090895
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class A
Trading Symbol	CMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CM Commodity Index Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$47	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 556,545,649
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,187,832
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$556,545,649 Number of Portfolio Holdings17 Portfolio Turnover Rate-% Advisory Fees Paid$1,187,832
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		-%
Money Market Fund		4.4%
Government		95.6%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000090897
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class I
Trading Symbol	COMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CM Commodity Index Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 556,545,649
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,187,832
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$556,545,649 Number of Portfolio Holdings17 Portfolio Turnover Rate-% Advisory Fees Paid$1,187,832
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		-%
Money Market Fund		4.4%
Government		95.6%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000090898
Shareholder Report [Line Items]
Fund Name	CM Commodity Index Fund
Class Name	Class Y
Trading Symbol	CMCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CM Commodity Index Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 556,545,649
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,187,832
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$556,545,649 Number of Portfolio Holdings17 Portfolio Turnover Rate-% Advisory Fees Paid$1,187,832
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		-%
Money Market Fund		4.4%
Government		95.6%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.1%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000114413
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	EMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$61	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
AssetsNet	$ 77,596,081
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 180,704
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$77,596,081 Number of Portfolio Holdings116 Portfolio Turnover Rate116% Advisory Fees Paid$180,704
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		0.1%
Money Market Fund		3.7%
Industrials		0.4%
Consumer Non-Cyclicals		0.4%
Basic Materials		0.9%
Real Estate		2.4%
Utilities		2.9%
Energy		4.5%
Financials		5.5%
Government		79.2%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000117963
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	EMBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 77,596,081
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 180,704
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$77,596,081 Number of Portfolio Holdings116 Portfolio Turnover Rate116% Advisory Fees Paid$180,704
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		0.1%
Money Market Fund		3.7%
Industrials		0.4%
Consumer Non-Cyclicals		0.4%
Basic Materials		0.9%
Real Estate		2.4%
Utilities		2.9%
Energy		4.5%
Financials		5.5%
Government		79.2%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000117964
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Class Y
Trading Symbol	EMBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$48	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
AssetsNet	$ 77,596,081
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 180,704
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$77,596,081 Number of Portfolio Holdings116 Portfolio Turnover Rate116% Advisory Fees Paid$180,704
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities Footnote Reference*		0.1%
Money Market Fund		3.7%
Industrials		0.4%
Consumer Non-Cyclicals		0.4%
Basic Materials		0.9%
Real Estate		2.4%
Utilities		2.9%
Energy		4.5%
Financials		5.5%
Government		79.2%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024992
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class A
Trading Symbol	GBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$79	1.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%
AssetsNet	$ 511,801,419
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,626,157
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$511,801,419 Number of Portfolio Holdings73 Portfolio Turnover Rate9% Advisory Fees Paid$1,626,157
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024993
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class C
Trading Symbol	EMRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$126	2.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.53%
AssetsNet	$ 511,801,419
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,626,157
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$511,801,419 Number of Portfolio Holdings73 Portfolio Turnover Rate9% Advisory Fees Paid$1,626,157
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033045
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class I
Trading Symbol	EMRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$51	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
AssetsNet	$ 511,801,419
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,626,157
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$511,801,419 Number of Portfolio Holdings73 Portfolio Turnover Rate9% Advisory Fees Paid$1,626,157
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088110
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Y
Trading Symbol	EMRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$56	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
AssetsNet	$ 511,801,419
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,626,157
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$511,801,419 Number of Portfolio Holdings73 Portfolio Turnover Rate9% Advisory Fees Paid$1,626,157
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000214759
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Z
Trading Symbol	EMRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$46	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 511,801,419
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,626,157
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$511,801,419 Number of Portfolio Holdings73 Portfolio Turnover Rate9% Advisory Fees Paid$1,626,157
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(1.0)%
Money Market Fund		0.1%
Consumer Staples		2.8%
Communication Services		4.1%
Energy		5.4%
Health Care		5.5%
Real Estate		5.7%
Industrials		16.1%
Information Technology		18.7%
Consumer Discretionary		21.3%
Financials		21.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024996
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class A
Trading Symbol	GHAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$69	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
AssetsNet	$ 624,013,921
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,495,391
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$624,013,921 Number of Portfolio Holdings67 Portfolio Turnover Rate26% Advisory Fees Paid$2,495,391
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		4.9%
Paper & Forest		2.2%
Industrials & Utilities		4.2%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024997
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class C
Trading Symbol	GHACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$109	2.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.20%
AssetsNet	$ 624,013,921
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,495,391
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$624,013,921 Number of Portfolio Holdings67 Portfolio Turnover Rate26% Advisory Fees Paid$2,495,391
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		4.9%
Paper & Forest		2.2%
Industrials & Utilities		4.2%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033047
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class I
Trading Symbol	GHAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$47	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 624,013,921
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,495,391
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$624,013,921 Number of Portfolio Holdings67 Portfolio Turnover Rate26% Advisory Fees Paid$2,495,391
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		4.9%
Paper & Forest		2.2%
Industrials & Utilities		4.2%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088112
Shareholder Report [Line Items]
Fund Name	Global Resources Fund
Class Name	Class Y
Trading Symbol	GHAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$56	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
AssetsNet	$ 624,013,921
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 2,495,391
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$624,013,921 Number of Portfolio Holdings67 Portfolio Turnover Rate26% Advisory Fees Paid$2,495,391
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		4.9%
Paper & Forest		2.2%
Industrials & Utilities		4.2%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024994
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class A
Trading Symbol	INIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$71	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
AssetsNet	$ 717,167,932
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,363,267
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$717,167,932 Number of Portfolio Holdings61 Portfolio Turnover Rate31% Advisory Fees Paid$2,363,267
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.2%
Copper		1.9%
Silver		7.3%
Gold		89.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000024995
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class C
Trading Symbol	IIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$110	2.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.20%
AssetsNet	$ 717,167,932
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,363,267
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$717,167,932 Number of Portfolio Holdings61 Portfolio Turnover Rate31% Advisory Fees Paid$2,363,267
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.2%
Copper		1.9%
Silver		7.3%
Gold		89.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000033046
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class I
Trading Symbol	INIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 717,167,932
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,363,267
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$717,167,932 Number of Portfolio Holdings61 Portfolio Turnover Rate31% Advisory Fees Paid$2,363,267
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.2%
Copper		1.9%
Silver		7.3%
Gold		89.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000088111
Shareholder Report [Line Items]
Fund Name	International Investors Gold Fund
Class Name	Class Y
Trading Symbol	INIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Investors Gold Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$55	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 717,167,932
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,363,267
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$717,167,932 Number of Portfolio Holdings61 Portfolio Turnover Rate31% Advisory Fees Paid$2,363,267
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		0.1%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.2%
Copper		1.9%
Silver		7.3%
Gold		89.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000195045
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class I
Trading Symbol	MWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 26,787,004
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$26,787,004 Number of Portfolio Holdings56 Portfolio Turnover Rate45% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		0.3%
Materials		5.3%
Communication Services		5.4%
Financials		6.1%
Consumer Discretionary		8.0%
Consumer Staples		15.0%
Information Technology		18.6%
Health Care		20.2%
Industrials		21.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
C000195046
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Fund
Class Name	Class Z
Trading Symbol	MWMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 26,787,004
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$26,787,004 Number of Portfolio Holdings56 Portfolio Turnover Rate45% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		0.3%
Materials		5.3%
Communication Services		5.4%
Financials		6.1%
Consumer Discretionary		8.0%
Consumer Staples		15.0%
Information Technology		18.6%
Health Care		20.2%
Industrials		21.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/